Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of the unaudited interim results of operations by quarter for the years ended September 30, 2014 and 2013:

Year Ended September 30, 2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$131,258	$132,351	$135,011	$135,077
Interest expense	32,946	31,715	31,732	31,684
Net interest income	98,312	100,636	103,279	103,393
Provision for loan losses	(4,600)	(4,336)	(3,000)	(3,465)
Other operating income (REO expense)	3,837	7,255	6,016	10,808
Other operating expense	44,120	52,059	53,293	54,537
Income before income taxes	62,629	60,168	59,002	63,129
Income taxes	22,393	21,511	21,092	22,568
Net income	$40,236	$38,657	$37,910	$40,561

Basic earnings per share	$0.39	$0.38	$0.38	$0.41
Diluted earnings per share	0.39	0.38	0.37	0.41
Cash dividends per share	0.10	0.10	0.10	0.11
Return of average assets	1.19%	1.07%	1.04%	1.10%

Year Ended September 30, 2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$131,309	$126,505	$128,176	$130,302
Interest expense	35,875	33,482	33,461	33,343
Net interest income	95,434	93,023	94,715	96,959
Provision for loan losses	3,600	—	—	(2,250)
Other operating income (REO expense)	1,638	2,043	5,236	11,157
Other operating expense	38,298	41,164	41,610	43,167
Income before income taxes	55,174	53,902	58,341	67,199
Income taxes	19,891	17,924	21,003	24,293
Net income	$35,283	$35,978	$37,338	$42,906

Basic earnings per share	$0.33	$0.34	$0.36	$0.42
Diluted earnings per share	0.33	0.34	0.36	0.41
Cash dividends per share	0.08	0.09	0.09	0.10
Return of average assets	1.11%	1.10%	1.15%	1.32%